Subsidiaries (Details) - USD ($) $ in Thousands				4 Months Ended	12 Months Ended
	Nov. 11, 2024	Aug. 14, 2024	Jan. 01, 2024	Aug. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 27, 2024
Subsidiaries [Line Items]
Acquisition of percentage		100.00%
Shares issued (in Shares)		150,000,000			881,385,176	544,906,149
Payment to shareholders	$ 430
Issued warrants (in Shares)	2,896,142
Measured milestones period	3 years
Transaction costs related to acquisition					$ 60
Revenues					451
Net loss					$ (1,027)	$ (1,782)	$ (1,348)
Loan amount								$ 150
Additional loans amount				$ 250
Annual interest rate					8.00%
Business Combination [Member]
Subsidiaries [Line Items]
Revenues		$ 451	$ 1,619
Net loss		$ 913	$ 1,720
Ordinary Shares [Member]
Subsidiaries [Line Items]
Shares issued (in Shares)	186,479,027	186,479,027